Stockholders' Equity (Details) - Schedule of Grant Date Fair Value for Stock Options is Estimated Using a Black-Scholes Option Valuation Model Using the Weighted-Average Assumptions - Black Scholes Option [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value for Stock Options is Estimated Using a Black-Scholes Option Valuation Model Using the Weighted-Average Assumptions [Line Items]
Expected volatility	63.89%	57.68%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.28%	3.34%
Expected term in years	5 years 10 months 6 days	5 years 10 months 6 days